United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
__________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Six months ended 09/30/10

Item 1.                      Reports to Stockholders

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.77	$7.70	$7.75	$7.68	$7.57	$7.73
Income From Investment Operations:
Net investment income	0.14[1]	0.31[1]	0.34[1]	0.36[1]	0.37	0.34[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.10	(0.03)	0.08	0.09	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.41	0.31	0.44	0.46	0.17
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.36)	(0.37)	(0.35)	(0.33)
Net Asset Value, End of Period	$7.84	$7.77	$7.70	$7.75	$7.68	$7.57
Total Return[2]	2.95%	5.42%	4.17%	5.96%	6.26%	2.24%
Ratios to Average Net Assets:
Net expenses	0.94%[3]	0.95%	0.95%	0.94%	0.93%	0.86%
Net investment income	3.58%[3]	3.95%	4.42%	4.76%	4.77%	4.39%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.03%	0.05%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$588,777	$590,559	$599,122	$642,170	$652,110	$712,643
Portfolio turnover	62%	121%	142%	168%	189%	111%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	26%	26%	39%	87%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.76	$7.70	$7.75	$7.68	$7.56	$7.73
Income From Investment Operations:
Net investment income	0.11[1]	0.25[1]	0.28[1]	0.31[1]	0.30	0.29[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	0.09	(0.03)	0.08	0.11	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.34	0.25	0.39	0.41	0.10
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.30)	(0.32)	(0.29)	(0.27)
Net Asset Value, End of Period	$7.84	$7.76	$7.70	$7.75	$7.68	$7.56
Total Return[2]	2.70%	4.49%	3.38%	5.17%	5.58%	1.31%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.70%	1.70%	1.69%	1.69%	1.63%
Net investment income	2.83%[3]	3.20%	3.67%	4.01%	4.01%	3.69%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.03%	0.05%	0.04%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$66,414	$75,194	$99,200	$118,494	$147,943	$188,747
Portfolio turnover	62%	121%	142%	168%	189%	111%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	26%	26%	39%	87%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.76	$7.70	$7.75	$7.67	$7.56	$7.73
Income From Investment Operations:
Net investment income	0.11[1]	0.25[1]	0.28[1]	0.31[1]	0.30	0.28[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	0.09	(0.03)	0.09	0.11	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.34	0.25	0.40	0.41	0.10
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.30)	(0.32)	(0.30)	(0.27)
Net Asset Value, End of Period	$7.83	$7.76	$7.70	$7.75	$7.67	$7.56
Total Return[2]	2.57%	4.51%	3.40%	5.31%	5.47%	1.31%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.70%	1.70%	1.69%	1.68%	1.63%
Net investment income	2.83%[3]	3.19%	3.67%	4.02%	4.02%	3.67%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	0.03%	0.05%	0.04%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$76,418	$69,256	$58,191	$42,593	$42,926	$52,764
Portfolio turnover	62%	121%	142%	168%	189%	111%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	16%	26%	26%	39%	87%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,029.50	$4.78
Class B Shares	$1,000	$1,027.00	$8.59
Class C Shares	$1,000	$1,025.70	$8.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.36	$4.76
Class B Shares	$1,000	$1,016.60	$8.54
Class C Shares	$1,000	$1,016.60	$8.54
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.94%
Class B Shares	1.69%
Class C Shares	1.69%
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	94.3%
Non-Agency Mortgage-Backed Securities	8.0%
Repurchase Agreement — Collateral[2]	6.4%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities — Net[4]	(11.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 89.8%
		Federal Home Loan Mortgage Corporation – 52.4%
$29,000,000	[1]	4.000%, 10/1/2025 - 10/1/2040	29,864,528
152,608,610	[1]	4.500%, 6/1/2019 - 10/1/2040	159,442,618
98,314,081		5.000%, 2/1/2019 - 10/1/2039	103,944,173
76,816,600		5.500%, 5/1/2016 - 10/1/2037	82,065,511
326,643		6.000%, 10/1/2017 - 2/1/2032	359,747
5,169,455		6.500%, 10/1/2037 - 10/1/2038	5,629,916
603,329		7.000%, 12/1/2031	672,923
1,194,140		7.500%, 9/1/2013 - 8/1/2031	1,366,651
166,758		8.000%, 12/1/2029	192,513
5		12.500%, 10/1/2012	5
191		14.750%, 8/1/2011	196
128		15.500%, 8/1/2011	136
		TOTAL	383,538,917
		Federal National Mortgage Association – 33.5%
3,551,483		4.500%, 12/1/2019	3,771,270
107,940,010		5.000%, 6/1/2023 - 1/1/2040	114,186,209
39,439,392		5.500%, 12/1/2013 - 9/1/2037	42,203,495
59,626,595		6.000%, 10/1/2028 - 4/1/2038	65,228,161
16,238,367		6.500%, 4/1/2029 - 8/1/2037	17,779,267
1,444,888		7.000%, 8/1/2028 - 1/1/2032	1,614,586
159,782		7.500%, 1/1/2030 - 10/1/2031	182,479
3,067		11.750%, 10/1/2015	3,569
4		12.000%, 1/1/2013	4
1,071		12.750%, 8/1/2014	1,192
449		13.000%, 8/1/2015	533
1,860		15.000%, 10/1/2012	2,019
		TOTAL	244,972,784
		Government National Mortgage Association – 3.9%
16,730,277		5.000%, 11/20/2038 - 9/20/2039	17,864,145
4,640,730		5.500%, 12/20/2038	4,982,984
3,519,371		6.000%, 9/20/2038	3,811,369
1,351,155		7.500%, 12/15/2023 - 7/15/2030	1,544,709
135,152		8.250%, 5/15/2030 - 10/15/2030	157,091
125,630		8.375%, 8/15/2030	145,385
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Principal Amount			Value
$100,878		8.500%, 12/15/2029	117,824
282		11.250%, 9/20/2015	329
		TOTAL	28,623,836
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $622,239,270)	657,135,537
		Collateralized Mortgage Obligations – 8.4%
		Federal Home Loan Mortgage Corporation – 2.6%
7,779,222	[2]	0.587%, 5/15/2036, REMIC 3160 FD	7,760,764
4,260,129	[2]	0.567%, 6/15/2036, REMIC 3175 FE	4,248,355
5,084,211	[2]	0.637%, 7/15/2036, REMIC 3179 FP	5,076,198
1,840,334	[2]	0.657%, 8/15/2036, REMIC 3206 FE	1,840,223
		TOTAL	18,925,540
		Federal National Mortgage Association – 1.9%
1,303,013	[2]	0.506%, 10/25/2031, REMIC 2005-63 FC	1,294,371
2,418,157	[2]	0.656%, 6/25/2036, REMIC 2006-43 FL	2,418,647
5,350,144	[2]	0.556%, 7/25/2036, REMIC 2006-58 FP	5,334,292
2,383,077	[2]	0.606%, 9/25/2036, REMIC 2006-81 FB	2,380,231
2,586,413	[2]	0.636%, 10/25/2036, REMIC 2006-93 FM	2,583,231
		TOTAL	14,010,772
		Non-Agency Mortgage – 3.9%
5,468,560		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,078,720
2,484,006		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,436,422
2,709,676		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,617,063
5,309,288	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.457%, 5/19/2047	3,030,259
4,982,400		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,712,329
902	[3,5]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	625
512,674	[3,5]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	414,548
6,187,028	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	221,496
3,385,680	[6]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	3,432,068
3,708,275	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	410,135
5,200,035		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,707,678
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Principal Amount			Value
$3,185,181	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.440%, 1/25/2046	1,858,078
		TOTAL	28,919,421
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $64,981,132)	61,855,733
		Commercial Mortgage-Backed Securities – 4.1%
		Commercial Mortgage – 4.1%
4,396,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	4,618,343
4,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	4,096,215
5,477,073	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,736,860
5,474,780	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,735,326
5,090,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	5,501,035
3,880,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	4,120,278
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $28,778,754)	29,808,057
		Repurchase Agreements – 9.5%
22,513,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	22,513,000
39,442,000	[2,7]	Interest in $123,194,000 joint repurchase agreement 0.21%, dated 9/14/2010 under which CS First Boston LLC will repurchase securities provided as collateral for $123,214,840 on 10/13/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $126,902,432.	39,442,000
7,487,000	[2,7]	Interest in $61,611,000 joint repurchase agreement 0.22%, dated 9/20/2010 under which CS First Boston LLC will repurchase securities provided as collateral for $61,621,542 on 10/18/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2037 and the market value of those underlying securities was $63,463,692.	7,487,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	69,442,000
		TOTAL INVESTMENTS — 111.8% (IDENTIFIED COST $785,441,156)[8]	818,241,327
		OTHER ASSETS AND LIABILITIES - NET — (11.8)%[9]	(86,632,300)
		TOTAL NET ASSETS — 100%	$731,609,027
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1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $12,518,990, which represented 1.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $11,472,186, which represented 1.6% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Non-income producing security.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	The cost of investments for federal tax purposes amounts to $783,653,650.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$657,135,537	$ —	$657,135,537
Collateralized Mortgage Obligations	—	60,808,929	1,046,804	61,855,733
Commercial Mortgage- Backed Securities	—	29,808,057	—	29,808,057
Repurchase Agreements	—	69,442,000	—	69,442,000
TOTAL SECURITIES	$ —	$817,194,523	$1,046,804	$818,241,327
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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of April 1, 2010	$1,149,284
Realized gain (loss)	10,625
Change in unrealized appreciation (depreciation)	30,967
Net Purchases (Sales)	(144,072)
Balance as of September 30, 2010	$1,046,804
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2010	$30,967

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (Note 5) (identified cost $785,441,156)		$818,241,327
Cash		11,792
Income receivable		2,693,482
Receivable for shares sold		1,167,839
TOTAL ASSETS		822,114,440
Liabilities:
Payable for investments purchased	$88,462,727
Payable for shares redeemed	940,735
Income distribution payable	575,901
Payable for Directors'/Trustees' fees	278
Payable for distribution services fee (Note 5)	88,395
Payable for shareholder services fee (Note 5)	274,520
Accrued expenses	162,857
TOTAL LIABILITIES		90,505,413
Net assets for 93,359,433 shares outstanding		$731,609,027
Net Assets Consist of:
Paid-in capital		$745,594,906
Net unrealized appreciation of investments		32,800,171
Accumulated net realized loss on investments and futures contracts		(45,131,585)
Distributions in excess of net investment income		(1,654,465)
TOTAL NET ASSETS		$731,609,027
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($588,777,001 ÷ 75,127,483 shares outstanding), no par value, unlimited shares authorized		$7.84
Offering price per share (100/95.50 of $7.84)		$8.21
Redemption proceeds per share		$7.84
Class B Shares:
Net asset value per share ($66,413,912 ÷ 8,475,159 shares outstanding), no par value, unlimited shares authorized		$7.84
Offering price per share		$7.84
Redemption proceeds per share (94.50/100 of $7.84)		$7.41
Class C Shares:
Net asset value per share ($76,418,114 ÷ 9,756,791 shares outstanding), no par value, unlimited shares authorized		$7.83
Offering price per share		$7.83
Redemption proceeds per share (99.00/100 of $7.83)		$7.75

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Interest			$16,560,667
Dividends received from an affiliated issuer (Note 5)			5,302
TOTAL INCOME			16,565,969
Expenses:
Investment adviser fee (Note 5)		$1,658,814
Administrative personnel and services fee (Note 5)		286,811
Custodian fees		20,361
Transfer and dividend disbursing agent fees and expenses		406,235
Directors'/Trustees' fees		2,891
Auditing fees		11,782
Legal fees		3,029
Portfolio accounting fees		87,755
Distribution services fee — Class B Shares (Note 5)		266,884
Distribution services fee — Class C Shares (Note 5)		270,459
Shareholder services fee — Class A Shares (Note 5)		734,849
Shareholder services fee — Class B Shares (Note 5)		88,961
Shareholder services fee — Class C Shares (Note 5)		89,460
Account administration fee — Class A Shares		1,621
Account administration fee — Class C Shares		115
Share registration costs		29,077
Printing and postage		31,775
Insurance premiums		2,875
Miscellaneous		9,089
TOTAL EXPENSES		4,002,843
Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(13,843)
Waiver of administrative personnel and services fee	(7,764)
TOTAL WAIVER AND REIMBURSEMENT		(21,607)
Net expenses			3,981,236
Net investment income			12,584,733
Realized and Unrealized Gain on Investments:
Net realized gain on investments			4,630,710
Net change in unrealized appreciation of investments			3,667,063
Net realized and unrealized gain on investments			8,297,773
Change in net assets resulting from operations			$20,882,506

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	YearEnded 3/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,584,733	$28,257,422
Net realized gain (loss) on investments and futures contracts	4,630,710	(4,482,933)
Net change in unrealized appreciation/depreciation of investments	3,667,063	13,266,505
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,882,506	37,040,994
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,826,264)	(25,925,958)
Class B Shares	(1,155,328)	(3,138,215)
Class C Shares	(1,190,738)	(2,311,828)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,172,330)	(31,376,001)
Share Transactions:
Proceeds from sale of shares	67,235,034	125,277,560
Net asset value of shares issued to shareholders in payment of distributions declared	10,701,440	23,426,385
Cost of shares redeemed	(88,047,503)	(175,871,396)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,111,029)	(27,167,451)
Change in net assets	(3,400,853)	(21,502,458)
Net Assets:
Beginning of period	735,009,880	756,512,338
End of period (including distributions in excess of net investment income of $(1,654,465) and $(66,868), respectively)	$731,609,027	$735,009,880

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and Semi-Annual Shareholder Report
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unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

At September 30, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$804	$625
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$421,028	$414,548
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$194,529	$221,496
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$842,914	$410,135
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,539,158	$43,537,809	10,917,309	$84,815,333
Shares issued to shareholders in payment of distributions declared	1,118,604	8,782,595	2,463,329	19,108,138
Shares redeemed	(7,579,542)	(59,521,940)	(15,097,973)	(116,991,551)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(921,780)	$(7,201,536)	(1,717,335)	$(13,068,080)
	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	719,273	$5,651,858	1,147,305	$8,915,923
Shares issued to shareholders in payment of distributions declared	129,937	1,020,145	341,235	2,645,371
Shares redeemed	(2,058,181)	(16,160,314)	(4,682,698)	(36,295,413)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,208,971)	$(9,488,311)	(3,194,158)	$(24,734,119)
	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,294,666	$18,045,367	4,064,568	$31,546,304
Shares issued to shareholders in payment of distributions declared	114,499	898,700	215,702	1,672,876
Shares redeemed	(1,575,898)	(12,365,249)	(2,913,538)	(22,584,432)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	833,267	$6,578,818	1,366,732	$10,634,748
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,297,484)	$(10,111,029)	(3,544,761)	$(27,167,451)
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4. FEDERAL TAX INFORMATION

At September 30, 2010, the cost of investments for federal tax purposes was $783,653,650. The net unrealized appreciation of investments for federal tax purposes was $34,587,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,621,823 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,034,146.

At March 31, 2010, the Fund had a capital loss carryforward of $49,878,237 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$3,247,713
2013	$10,382,357
2014	$4,881,984
2015	$21,792,738
2017	$726,216
2018	$8,847,229

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,764 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2010, FSC retained $88,625 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2010, FSC retained $32,007 in sales charges from the sale of Class A Shares. FSC also retained $7,500 of CDSC relating to redemptions of Class A Shares and $2,996 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2010, FSSC received $345,667 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.95%, 1.70% and 1.70% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) May 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2010, the Adviser reimbursed $13,843. Transactions with the affiliated company during the six months ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	55,485,883	117,032,918	172,518,801	—	$ —	$5,302

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2010, were as follows:

Purchases	$25,445,116
Sales	$3,861,641

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
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lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Fund for U.S. Government Securities (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three- and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
26

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
27

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
30

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Real Return Bond Fund

Established 2006

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,			Period Ended 3/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.09	0.20[2]	0.25[2]	0.59	0.07
Net realized and unrealized gain (loss) on investments and swap contracts	0.14	0.55	(0.45)	0.73	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.75	(0.20)	1.32	0.26
Less Distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.32)	(0.59)	(0.08)
Distributions from net realized gain on investments	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.21)	(0.45)	(0.59)	(0.08)
Net Asset Value,End of Period	$10.91	$10.80	$10.26	$10.91	$10.18
Total Return[5]	2.10%	7.33%	(1.83)%	13.48%	2.58%
Ratios to AverageNet Assets:
Net expenses	0.70%[6]	0.70%	0.70%	0.64%	0.70%[6]
Net investment income	1.74%[6]	1.86%	2.54%	4.25%	1.58%[6]
Expense waiver/reimbursement[7]	1.12%[6]	1.97%	2.95%	5.74%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,470	$24,543	$13,603	$4,289	$103
Portfolio turnover	0%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,			Period Ended 3/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.05	0.10[2]	0.21[2]	0.53	0.02
Net realized and unrealized gain (loss) on investments and swap contracts	0.13	0.59	(0.45)	0.71	0.22
TOTAL FROM [INVESTMENT OPERATIONS	0.18	0.69	(0.24)	1.24	0.24
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.28)	(0.51)	(0.06)
Distributions from net realized gain on investments	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.07)	(0.15)	(0.41)	(0.51)	(0.06)
Net Asset Value, End of Period	$10.91	$10.80	$10.26	$10.91	$10.18
Total Return[5]	1.71%	6.77%	(2.23)%	12.69%	2.44%
Ratios to Average Net Assets:
Net expenses	1.45%[6]	1.45%	1.45%	1.43%	1.44%[6]
Net investment income	0.96%[6]	0.96%	2.08%	3.79%	0.84%[6]
Expense waiver/reimbursement[7]	1.12%[6]	1.95%	3.05%	5.87%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,477	$16,353	$8,927	$5,477	$31
Portfolio turnover	0%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,			Period Ended 3/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.11	0.29[2]	0.37[2]	0.59	0.08
Net realized and unrealized gain (loss) on investments and swap contracts	0.14	0.47	(0.55)	0.75	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.76	(0.18)	1.34	0.26
Less Distributions:
Distributions from net investment income	(0.13)	(0.22)	(0.34)	(0.61)	(0.08)
Distributions from net realized gain on investments	—	—	—	(0.00)[3]	—
Return of capital[4]	—	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.22)	(0.47)	(0.61)	(0.08)
Net Asset Value,End of Period	$10.92	$10.80	$10.26	$10.91	$10.18
Total Return[5]	2.32%	7.48%	(1.69)%	13.74%	2.62%
Ratios to AverageNet Assets:
Net expenses	0.45%[6]	0.45%	0.45%	0.45%	0.45%[6]
Net investment income	2.34%[6]	2.75%	3.69%	6.32%	1.83%[6]
Expense waiver/reimbursement[7]	1.10%[6]	1.85%	3.11%	12.80%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,148	$4,115	$314	$284	$2,545
Portfolio turnover	0%	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,021.00	$3.55
Class C Shares	$1,000	$1,017.10	$7.33
Institutional Shares	$1,000	$1,023.20	$2.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.56	$3.55
Class C Shares	$1,000	$1,017.80	$7.33
Institutional Shares	$1,000	$1,022.81	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	77.1%
Synthetic Inflation-Protected Corporate Debt Securities[3]	8.0%
High Yield Securities	7.8%
Other Security Types[4,5]	0.0%
Cash Equivalents[6]	5.3%
Other Assets and Liabilities — Net[7]	1.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents a combination of credit default swaps and Inflation-Protected U.S. Treasury Securities. Percentage is based upon the notional amount of the swaps plus (minus) any unrealized appreciation (depreciation) on the swaps. More complete information regarding the Fund's direct investments in credit default swaps including unrealized appreciation (depreciation) and notional values (or amounts) of such contracts can be found in the table at the end of the Portfolio of Investments included in this report.
4	Other Security Types consist of common stock and preferred stock.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2010 (unaudited)

Shares			Value
		MUTUAL FUNDS – 98.5%;1
4,407,262		Federated Inflation-Protected Securities Core Fund	48,127,299
761,123		High Yield Bond Portfolio	4,954,913
3,179,637	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	3,179,637
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $54,084,222)[3]	56,261,849
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[4]	833,762
		TOTAL NET ASSETS — 100%	$57,095,611

At September 30, 2010, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Goldman Sachs & Co.	Bank of America Securities LLC	Net Unrealized Depreciation of Credit Default Swaps
Reference Entity	Series 13 Investment Grade Index	Series 14 Investment Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2014	6/20/2015
Implied Credit Spread at 9/30/2010[5]	0.93%	1.16%
Notional Amount	$2,000,000	$3,000,000
Market Value	$6,260	$(1,634)
Upfront Premiums Paid	$480	$19,294
Unrealized Appreciation/ (Depreciation)	$5,780	$(20,928)	$(15,148)

Net Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated companies.
2	7-Day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$56,261,849	$ —	$ —	$56,261,849
OTHER FINANCIAL INSTRUMENTS*	$ —	$(15,148)	$ —	$(15,148)
*	Other financial instruments include swap contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in affiliated issuers (Note 5), at value (identified cost $54,084,222)		$56,261,849
Receivable for shares sold		955,180
Receivable for periodic payments from swap contracts		1,527
Swaps, at value (net premiums paid $19,774)		4,626
TOTAL ASSETS		57,223,182
Liabilities:
Payable for shares redeemed	$70,738
Payable for transfer and dividend disbursing agent fees and expenses	13,268
Payable for auditing fees	13,838
Payable for distribution services fee (Note 5)	9,515
Payable for shareholder services fee (Note 5)	15,824
Accrued expenses	4,388
TOTAL LIABILITIES		127,571
Net assets for 5,230,973 shares outstanding		$57,095,611
Net Assets Consist of:
Paid-in capital		$55,389,142
Net unrealized appreciation of investments and swap contracts		2,162,479
Accumulated net realized loss on investments and swap contracts		(387,344)
Distributions in excess of net investment income		(68,666)
TOTAL NET ASSETS		$57,095,611
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,470,130 ÷ 2,517,003 shares outstanding), no par value, unlimited shares authorized		$10.91
Offering price per share (100/95.50 of $10.91)		$11.42
Redemption proceeds per share		$10.91
Class C Shares:
Net asset value per share ($15,477,209 ÷ 1,418,118 shares outstanding), no par value, unlimited shares authorized		$10.91
Offering price per share		$10.91
Redemption proceeds per share (99.00/100 of $10.91)		$10.80
Institutional Shares:
Net asset value per share ($14,148,272 ÷ 1,295,852 shares outstanding), no par value, unlimited shares authorized		$10.92
Offering price per share		$10.92
Redemption proceeds per share		$10.92

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$640,894
Expenses:
Investment adviser fee (Note 5)		$102,613
Administrative personnel and services fee (Note 5)		115,316
Custodian fees		3,780
Transfer and dividend disbursing agent fees and expenses		73,334
Directors'/Trustees' fees		819
Auditing fees		13,839
Legal fees		2,856
Portfolio accounting fees		34,210
Distribution services fee — Class C Shares (Note 5)		61,074
Shareholder services fee — Class A Shares (Note 5)		32,241
Shareholder services fee — Class C Shares (Note 5)		20,358
Share registration costs		22,484
Printing and postage		19,416
Insurance premiums		2,183
Taxes		10,747
Miscellaneous		799
TOTAL EXPENSES		516,069
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(102,613)
Waiver of administrative personnel and services fee	(22,306)
Reimbursement of other operating expenses	(160,780)
TOTAL WAIVERS AND REIMBURSEMENTS		(285,699)
Net expenses			230,370
Net investment income			410,524
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on swap contracts			20,499
Net change in unrealized appreciation of investments			968,073
Net change in unrealized appreciation of swap contracts			(313,589)
Net realized and unrealized gain on investments and swap contracts			674,983
Change in net assets resulting from operations			$1,085,507

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	Year Ended 3/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$410,524	$420,018
Net realized gain on investments in affiliated issuers and swap contracts	20,499	67,908
Net change in unrealized appreciation/depreciation of investments and swap contracts	654,484	1,360,942
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,085,507	1,848,868
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(279,630)	(315,463)
Class C Shares	(111,472)	(179,974)
Institutional Shares	(135,929)	(42,486)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(527,031)	(537,923)
Share Transactions:
Proceeds from sale of shares	20,247,319	31,386,843
Net asset value of shares issued to shareholders in payment of distributions declared	314,560	372,847
Cost of shares redeemed	(9,035,415)	(10,904,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,526,464	20,855,119
Change in net assets	12,084,940	22,166,064
Net Assets:
Beginning of period	45,010,671	22,844,607
End of period (including undistributed (distributions in excess of) net investment income of $(68,666) and $47,841, respectively)	$57,095,611	$45,010,671

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability Semi-Annual Shareholder Report of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2010 is $5,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$1,527
Credit contracts	Swaps, at value	4,626
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,153
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$20,499
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(313,589)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	728,650	$7,888,548	1,768,122	$18,942,581
Shares issued to shareholders in payment of distributions declared	16,477	178,143	24,711	260,986
Shares redeemed	(501,349)	(5,424,495)	(845,486)	(8,886,869)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	243,778	$2,642,196	947,347	$10,316,698
	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	185,597	$2,011,855	804,588	$8,474,824
Shares issued to shareholders in payment of distributions declared	6,625	71,486	9,145	96,292
Shares redeemed	(288,882)	(3,121,291)	(169,298)	(1,771,599)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(96,660)	$(1,037,950)	644,435	$6,799,517
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	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	954,254	$10,346,916	371,647	$3,969,438
Shares issued to shareholders in payment of distributions declared	5,993	64,931	1,455	15,569
Shares redeemed	(45,449)	(489,629)	(22,687)	(246,103)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	914,798	$9,922,218	350,415	$3,738,904
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,061,916	$11,526,464	1,942,197	$20,855,119

4. FEDERAL TAX INFORMATION

At September 30, 2010, the cost of investments for federal tax purposes was $54,084,222. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $2,177,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,177,627.

At March 31, 2010, the Fund had a capital loss carryforward of $161,084 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$47,776
2018	$113,308

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2010, the Adviser voluntarily waived $101,391 of its fee and voluntarily reimbursed $160,780 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2010, FAS waived $22,306 of its fee. The net fee paid to FAS was 0.363% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2010, FSC retained $16,488 of fees paid by the Fund. For the six months ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2010, FSC retained $9,588 in sales charges from the sale of Class A Shares. FSC also retained $226 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2010, FSSC received $445 of fees paid by the Fund. For the six months ended September 30, 2010, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) May 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2010, the Adviser reimbursed $1,222. Transactions with affiliated companies during the six months ended September 30, 2010, were as follows:

Affiliates	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Inflation-Protected Securities Core Fund	3,714,730	692,532	—	4,407,262	$48,127,299	$426,829
High Yield Bond Portfolio	532,870	228,253	—	761,123	4,954,913	211,493
Federated Prime Value Obligations Fund, Institutional Shares	1,244,557	13,692,218	11,757,138	3,179,637	3,179,637	2,572
TOTAL OF AFFILIATED TRANSACTIONS	5,492,157	14,613,003	11,757,138	8,348,022	$56,261,849	$640,894
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment Semi-Annual Shareholder Report companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2010 are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 84.3% of its net assets at September 30, 2010. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2010, were as follows:

Purchases	$8,943,413
Sales	$ —

7. risk of investing in underlying funds

Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

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10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Financial Highlights - Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,			Period Ended 12/31/2006[1]
		2009	2008	2007
Net Asset Value, Beginning of Period	$10.78	$9.99	$10.60	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.17[2]	0.22	0.50	0.58	(0.03)[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.74	(0.46)	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.96	0.04	1.19	0.01
Less Distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.54)	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	—	—	(0.02)	(0.01)	(0.01)[4]
Return of capital[5]	—	—	(0.09)[2]	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.17)	(0.65)	(0.59)	(0.01)
Net Asset Value, End of Period	$10.81	$10.78	$9.99	$10.60	$10.00
Total Return[6]	1.37%	9.69%	0.14%	12.34%	0.13%
Ratios to Average Net Assets:
Net expenses	0.05%[7]	0.05%	0.05%	0.05%	0.05%[7]
Net investment income (loss)	3.22%[7]	2.21%	4.14%	5.68%	(1.69)%[7]
Expense waiver/reimbursement[8]	0.58%[7]	1.04%	1.96%	7.79%	12.34%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,146	$28,758	$17,241	$6,508	$2,400
Portfolio turnover	31%	19%	129%	29%	25%
1	Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.
5	Represents a return of capital for federal income tax purposes.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited) - Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,013.70	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited) - Federated Inflation-Protected Securities Core Fund

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.4%
Derivative Contracts[2]	(0.6)%
Other Assets and Liabilities — Net[3]	1.2%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments - Federated Inflation-Protected Securities Core Fund

June 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 99.4%
		Treasury Securities – 99.4%
$6,867,762		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	6,971,379
1,098,340		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,161,857
302,577		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	331,835
1,387,800		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	1,540,989
4,177,048	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	4,263,285
1,512,135		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,549,593
1,314,209		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,362,371
4,994,736		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	5,265,318
949,544		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,004,496
5,491,675		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	5,885,068
1,276,213		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,368,824
4,129,300		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,399,059
1,826,293		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	1,891,922
4,047,750		U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,342,521
2,378,178		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	2,625,869
2,320,818		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,583,436
1,593,507		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,797,748
491,080		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	517,680
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $46,239,243)[2]	48,863,250
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[3]	282,644
		TOTAL NET ASSETS — 100%	$49,145,894

At June 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Note 2 Year Short Futures	110	$24,071,094	September 2010	$(105,081)
4U.S. Treasury Note 10 Year Short Futures	100	$12,254,688	September 2010	$(206,466)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(311,547)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$48,863,250	$ —	$48,863,250
OTHER FINANCIAL INSTRUMENTS*	$(311,547)	$ —	$ —	$(311,547)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities - Federated Inflation-Protected Securities Core Fund

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $46,239,243)		$48,863,250
Income receivable		373,716
Receivable for daily variation margin		3,594
TOTAL ASSETS		49,240,560
Liabilities:
Bank overdraft	$79,343
Payable for Directors'/Trustees' fees	551
Payable for auditing fees	11,687
Accrued expenses	3,085
TOTAL LIABILITIES		94,666
Net assets for 4,548,218 shares outstanding		$49,145,894
Net Assets Consist of:
Paid-in capital		$48,264,903
Net unrealized appreciation of investments and futures contracts		2,312,460
Accumulated net realized loss on investments and futures contracts		(1,581,672)
Undistributed net investment income		150,203
TOTAL NET ASSETS		$49,145,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$49,145,894 ÷ 4,548,218 shares outstanding, no par value, unlimited shares authorized		$10.81

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations - Federated Inflation-Protected Securities Core Fund

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$171
Interest (net of TIPS deflation adjustment)			633,642
TOTAL INCOME			633,813
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		3,514
Transfer and dividend disbursing agent fees and expenses		6,573
Directors'/Trustees' fees		749
Auditing fees		11,718
Legal fees		2,727
Portfolio accounting fees		21,219
Insurance premiums		2,150
Miscellaneous		53
TOTAL EXPENSES		123,087
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(38,093)
TOTAL WAIVER AND REIMBURSEMENT		(112,477)
Net expenses			10,610
Net investment income			623,203
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			130,016
Net realized loss on futures contracts			(525,669)
Net change in unrealized appreciation of investments			988,366
Net change in unrealized appreciation of futures contracts			(617,120)
Net realized and unrealized loss on investments and futures contracts			(24,407)
Change in net assets resulting from operations			$598,796

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets - Federated Inflation-Protected Securities Core Fund

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$623,203	$505,142
Net realized loss on investments and futures contracts	(395,653)	(157,163)
Net change in unrealized appreciation/depreciation of investments and futures contracts	371,246	1,884,586
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	598,796	2,232,565
Distributions to Shareholders:
Distributions from net investment income	(498,632)	(415,644)
Share Transactions:
Proceeds from sale of shares	20,500,000	12,500,000
Net asset value of shares issued to shareholders in payment of distributions declared	37,772	—
Cost of shares redeemed	(250,000)	(2,800,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,287,772	9,700,000
Change in net assets	20,387,936	11,516,921
Net Assets:
Beginning of period	28,757,958	17,241,037
End of period (including undistributed net investment income of $150,203 and $25,632, respectively)	$49,145,894	$28,757,958

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements-Federated Inflation - Protected Securities Core Fund

June 30, 2010 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, Shares of the Fund are being offered for investment only to investment companies, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(311,547)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(525,669)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(617,120)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2010	Year Ended 12/31/2009
Shares sold	1,901,195	1,213,212
Shares issued to shareholders in payment of distributions declared	3,515	—
Shares redeemed	(23,169)	(272,685)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,881,541	940,527
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4. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $46,239,243. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,624,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,624,007.

At December 31, 2009, the Fund had a capital loss carryforward of $860,636 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2010, the Adviser voluntarily reimbursed $38,093 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2010, FAS waived its entire fee of $74,384.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies and Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	544,888	5,823,085	6,367,973	—	$ —	$171

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Real Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C779
Cusip 31420C761
Cusip 31420C753

37635 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010